Investment in Subsidiaries	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investment in Subsidiaries
NOTE 14: INVESTMENT IN SUBSIDIARIES
The consolidation scope of the Group is as follows, for both current and comparative years presented in these year-end
financial statements:

Name	Country of Incorporation and Place of Business	Nature of Business	Proportion of ordinary shares directly held by parent (%)	Proportion of ordinary shares held by the Group (%)	Proportion of ordinary shares held by non-controlling interests (%)

Celyad SA	BE	Biopharma	Parent company
Celyad Inc	US	Biopharma	100%	100%	0%
CorQuest Medical Inc	US	Medical Device	100%	100%	0%
Biological Manufacturing Services SA	BE	Manufacturing	100%	100%	0%

Biological Manufacturing Services SA (BMS) was acquired in May 2016. BMS owned Good Manufacturing Practices (‘GMP’) laboratories until end of September 2022 after the sale of the Group’s Good Manufacturing Practice (GMP) grade cell therapy manufacturing facility to Cellistic.